VIA EDGAR

November 13, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Preliminary Proxy Materials for Aberdeen Chile Fund, Inc. (Investment Company Act File No. 811-05770)

Ladies and Gentlemen:

On behalf of Aberdeen Chile Fund, Inc. (the “Fund”), pursuant to the Securities Exchange Act of 1934, as amended (the “1934 Act”), filed herewith are the preliminary proxy materials consisting of a Letter to Stockholders, Notice of Annual Meeting of Stockholders, Notice of Special Meeting of Stockholders, Proxy Statement and Forms of Proxy Card to be used in connection with the Annual Meeting and Special Meeting.

As set forth in more detail in the accompanying preliminary proxy materials, the Annual Meeting is being held to elect directors to the board of directors of the Fund, and the Special Meeting is being held to approve (i) an amendment to the Fund’s Articles of Incorporation to increase the total number of shares of capital stock, (ii) the issuance of additional shares of common stock of the Fund in connection with the reorganizations of certain other closed-end funds into the Fund, (iii) the elimination of the Fund’s fundamental investment policy to invest primarily in Chilean securities, (iv) an amendment to the Fund’s fundamental investment restriction relating to borrowing and (v) an amendment to the Fund’s Investment Advisory Agreement to provide that fees payable thereunder will be calculated at a lower annual rate based solely on net assets.  Please note that certain information in the preliminary proxy materials is in the process of being compiled and will be included in the Fund’s definitive proxy statement filing.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to stockholders of the Fund on the earliest date practicable.  We would therefore appreciate receiving any comments of the Commission’s staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

Aberdeen Asset Management Inc.

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Asset Management Inc. is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Member of Aberdeen Asset Management Group of Companies.

“Aberdeen” is a U.S. Registered service mark of Aberdeen Asset Management PLC.

If you have any questions regarding the foregoing, please call me at 215-405-5757 or Elliot Gluck (212-728-8138) from Willkie Farr & Gallagher LLP, counsel to the Fund, with any questions or comments concerning this filing.

Sincerely,

/s/ Jennifer Rogers
Jennifer Rogers

cc:                Lucia Sitar, Aberdeen Asset Management Inc.

Rose DiMartino, Willkie Farr & Gallagher LLP

Elliot Gluck, Willkie Farr & Gallagher LLP